Margin Loans Payable	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
Margin Loans Payable
20.	MARGIN LOANS PAYABLE
As
of
 D
e
cember 31, 2019, the balances are interest-bearing at a rate of 6.625% per annum (“p.a.”), and secured by the Group’s financial assets at fair value through profit or loss of HK$1,249,999,800 (Note 13). There
w
as
 no margin loans payable as
of
 December 31, 2020.